Revenues (Tables)	6 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Schedule of Revenues	The Company disaggregated senior care services revenue into the sale of the E-watch and the care service. Sales of E-watches are recognized in revenue at a point in time while revenue from care service is recognized over a period of time. Deferred portion of care service is recorded as a liability (advances from customers) on the company’s balance sheet.
	For six months ended December 31,
	2023	2022
Installation and maintenance	$15,151,510	$24,301,679
Housekeeping	7,836,579	8,990,258
Senior care services	2,058,122	1,590,075
Sales of E-watch	753,101	1,967,170
Sales of pharmaceutical products	190,297	1,380,344
Educational consulting services	957,574	647,442
Total	$26,947,183	$38,876,968